DIRECT HOSPITALITY EXPENSE - Components of Direct Hospitality Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property
Employee compensation and benefits	$ 385	$ 366	$ 247
Total direct hospitality expense	628	1,219	1,236
Hospitality
Disclosure of detailed information about investment property
Employee compensation and benefits	180	370	318
Cost of food, beverage, and retail goods sold	142	294	273
Maintenance and utilities	112	155	175
Marketing and advertising	28	71	75
Other	$ 166	$ 329	$ 395